Segment Information - Additional Information (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2015 USD ($) Entity	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Segment Reporting Information [Line Items]
Net premiums earned	$ 19,899.1	$ 18,398.5	$ 17,103.4
Depreciation	$ 103.7	97.1	101.3
Underwriting Operations | Personal Lines | Agency Channel | Lower Limit
Segment Reporting Information [Line Items]
Independent insurance agencies and brokerages | Entity	35,000
Australia
Segment Reporting Information [Line Items]
Net premiums earned	$ 15.9	$ 17.1	$ 13.0